Offerings - Offering: 1	Sep. 02, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 64,850,692.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,928.64
Offering Note	Aggregate number of ordinary shares (including shares represented by American depositary shares) to which this transaction applies: As of June 30, 2025, the maximum number of ordinary shares of Emeren Group Ltd (the "Company") to which this transaction applies is estimated to be 324,253,462. The aggregate number of ordinary shares excludes (i) 184,092,490 ordinary shares beneficially owned by Shah Capital Opportunity Fund LP and (ii) 4,870,270 ordinary shares subject to a rollover agreement with certain executives, which will be cancelled and extinguished without cash consideration. As such, the proposed maximum aggregate value of the transaction is the product of 324,253,462 ordinary shares and the US$0.20 per share merger consideration. The amount of the updated filing fee, calculated in accordance with Exchange Act Rule 0-11(b)(1) and the Securities and Exchange Commission Fee Rate Advisory for Fiscal Year 2025, was calculated by multiplying the proposed maximum aggregate value of transaction of US$64,850,692.40 by 0.0001531.